Investments (excluding Consolidated Investment Entities) - Net Realized Capital Gains (Losses) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	$ (874.8)	$ (1,249.9)	$ (1,280.8)	$ (1,531.4)	$ (1,678.0)
After-tax net realized capital gains (losses), after tax	(568.7)	(874.4)	(715.8)	(1,017.4)	(1,184.7)
Proceeds from sale of investments
Proceeds on sales	3,212.7	4,252.7	11,185.9	12,850.7	15,637.1
Gross gains	42.0	142.0	484.2	648.5	644.2
Gross losses	(14.4)	(10.1)	(44.8)	(181.9)	(101.3)
Derivatives
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	(1,099.7)	(1,668.4)	(1,712.4)	418.6	(1,243.5)
Fixed maturities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	(23.3)	(16.2)	(15.7)	16.1	48.3
Product guarantees
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	346.3	430.1	337.3	(1,945.1)	(72.7)
Other investments
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	(0.1)	(1.2)	(7.1)	(4.0)	(15.7)
Fixed maturities, available-for-sale, including securities pledged
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	9.4	128.3	391.7	56.4	(340.4)
Fixed maturities, at fair value using the fair value option
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	(107.6)	(125.1)	(278.8)	(92.0)	(63.6)
Equity securities, available-for-sale
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	$ 0.2	$ 2.6	$ 4.2	$ 18.6	$ 9.6